Investments and prepaid gold interests (Tables)	6 Months Ended
Jun. 30, 2024
Investments and prepaid gold interests
Schedule of prepaid gold interests

As at	June 30, 2024	December 31, 2023
Auramet	$39,947	$40,248
Steppe Gold	6,177	—
Total prepaid gold interests	46,124	40,248
Current portion	12,839	7,699
Non-current portion	$33,285	$32,549